Statements Of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Beginning balance, amount at Dec. 31, 2010	$ 13,440	$ 57,155	$ 227,209	$ 297,804
Beginning balance, shares at Dec. 31, 2010	13,440,000
Stock based compensation - stock options		46,737		46,737
Warrant for services rendered		73,768		73,768
Issuance of common stock, net, shares	400,000
Issuance of common stock, net, amount	400	96,416		96,816
Shares issued for services rendered, shares	1,500
Shares issued for services rendered, amount	2	2,848		2,850
Net Income			905,632	905,632
Ending balance, amount at Dec. 31, 2011	13,842	276,924	1,132,841	1,423,607
Ending balance, shares at Dec. 31, 2011	13,841,500
Stock based compensation - stock options		153,376		153,376
Warrant for services rendered		115,162		115,162
Dividends paid to shareholders			(2,589,011)	(2,589,011)
Issuance of common stock, net, shares	925,750
Issuance of common stock, net, amount	926	530,512		531,438
Tax benefit from stock-based award activity, net		35,201		35,201
Net Income			1,069,607	1,069,607
Ending balance, amount at Dec. 31, 2012	$ 14,768	$ 1,111,175	$ (386,563)	$ 739,380
Ending balance, shares at Dec. 31, 2012	14,767,250